Note 25 - Adjustments of Statement of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Sep. 03, 2013		Sep. 01, 2013	Aug. 31, 2013		Dec. 31, 2012
Current Assets
Cash and cash equivalents		$ 546		$ 712
Receivables, net		350		402
Inventories, net		263		292
Disposal Group, Including Discontinued Operation, Assets, Current		72		85
Other current assets		25		28
Total current assets		1,278		1,550
Property, plant & equipment, net		394		501
Goodwill		88		96		$ 88
Intangible assets, net		119		140
Other long-term assets		122		128
TOTAL ASSETS		2,138		2,556
Current Liabilities
Accounts payable, trade		186		205
Short-term borrowings and current portion of long-term debt		4		5
Other current liabilities		247		349
Total current liabilities		459		598
Long-term debt, net of current portion		673		672				$ 375
Pension and other postretirement liabilities		619		657
Other long-term liabilities		277		322				18
Liabilities subject to compromise								9
Total liabilities		2,035		2,257
Equity (Deficit)
Fair value of Successor common stock
Additional paid in capital		633		621
Retained earnings (deficit)		(283)		(204)
Accumulated other comprehensive loss		(267)		(136)
Less: Treasury stock (Predecessor)		(5)		(4)
Total Eastman Kodak Company shareholders’ equity		78		277
Noncontrolling interests		25		22
Total equity		103		299
TOTAL LIABILITIES AND EQUITY		2,138		2,556
Predecessor [Member]
Current Assets
Cash and cash equivalents								1,070	[1]		$ 898	[2]	$ 1,135
Restricted cash	[1]							24
Receivables, net	[1]							492
Inventories, net								435	[1]		435
Disposal Group, Including Discontinued Operation, Assets, Current	[1]							109
Total current assets	[1]							2,207
Property, plant & equipment, net								507	[1]		507
Goodwill	[1]							56
Intangible assets, net	[1]							43
Deferred income taxes	[1]							22
TOTAL ASSETS	[1]							3,037
Current Liabilities
Liabilities held for sale	[1]							45
Total current liabilities	[1]							1,643
Pension and other postretirement liabilities	[1]							411
Other long-term liabilities	[1]							318
Liabilities subject to compromise	[1]							2,475
Total liabilities	[1]							5,217
Equity (Deficit)
Retained earnings (deficit)	[1]							2,446
Accumulated other comprehensive loss	[1]							(1,008)
Total stockholders' equity before treasury stock	[1]							3,521
Less: Treasury stock (Predecessor)	[1]							(5,711)
Total Eastman Kodak Company shareholders’ equity	[1]							(2,190)
Noncontrolling interests	[1]							10
Total equity								(2,180)	[1]		10		$ (3,677)
TOTAL LIABILITIES AND EQUITY	[1]							3,037
Predecessor [Member] | Predecessor Adjustments [Member]
Equity (Deficit)
Fair value of Successor common stock	[1]							978
Additional paid in capital	[1]							1,105
Reorganization Adjustments [Member]
Current Assets
Cash and cash equivalents	[3]							(172)
Restricted cash	[4]							98
Total current assets								(67)
Deferred income taxes	[5]							(21)
TOTAL ASSETS								(73)
Current Liabilities
Accounts payable, trade								13
Total current liabilities								(607)
Pension and other postretirement liabilities	[6]							156
Other long-term liabilities	[6]							61
Liabilities subject to compromise	[6]							(2,475)
Total liabilities								(2,570)
Equity (Deficit)
Retained earnings (deficit)	[7]							(1,671)
Total stockholders' equity before treasury stock								(3,214)
Less: Treasury stock (Predecessor)	[8]							5,711
Total Eastman Kodak Company shareholders’ equity								2,497
Total equity								2,497
TOTAL LIABILITIES AND EQUITY								(73)
Reorganization Adjustments [Member] | Successor Adjustments [Member]
Equity (Deficit)
Additional paid in capital	[9]							540
Reorganization Adjustments [Member] | Predecessor Adjustments [Member]
Equity (Deficit)
Fair value of Successor common stock	[8]							(978)
Additional paid in capital	[8]							(1,105)
Fresh Start Adjustments [Member]
Current Assets
Inventories, net	[10]							67
Disposal Group, Including Discontinued Operation, Assets, Current	[11]							8
Total current assets								33
Property, plant & equipment, net	[12]							220
Goodwill	[13]							32
Intangible assets, net	[14]							192
Deferred income taxes	[15]							55
TOTAL ASSETS								499
Current Liabilities
Liabilities held for sale	[11]							(3)
Total current liabilities								(25)
Long-term debt, net of current portion								11
Pension and other postretirement liabilities	[16]							178
Other long-term liabilities	[15]							82
Total liabilities								193
Equity (Deficit)
Retained earnings (deficit)	[17]							(775)
Accumulated other comprehensive loss	[17]							1,008
Total stockholders' equity before treasury stock								306
Total Eastman Kodak Company shareholders’ equity								306
Total equity								306
TOTAL LIABILITIES AND EQUITY								499
Fresh Start Adjustments [Member] | Successor Adjustments [Member]
Equity (Deficit)
Additional paid in capital	[18]							73
Successor [Member]
Current Assets
Cash and cash equivalents		547	[2]	712	[2]	844	[2]	898			898
Restricted cash								122
Receivables, net								492
Inventories, net								502		$ 502
Disposal Group, Including Discontinued Operation, Assets, Current								117
Total current assets								2,173
Property, plant & equipment, net		394		501		684		727		727
Goodwill								88		88
Intangible assets, net								235
Deferred income taxes								56
TOTAL ASSETS								3,463		$ 3,463
Current Liabilities
Liabilities held for sale								42
Total current liabilities								1,011
Pension and other postretirement liabilities								745
Other long-term liabilities								408
Total liabilities								2,840
Equity (Deficit)
Total stockholders' equity before treasury stock								613
Total Eastman Kodak Company shareholders’ equity								613
Noncontrolling interests								10
Total equity		$ 103		$ 299		$ 648		623			$ 623
TOTAL LIABILITIES AND EQUITY								3,463
Successor [Member] | Successor Adjustments [Member]
Equity (Deficit)
Additional paid in capital								613
Expiration of Tax Attributes [Member] | Predecessor [Member]
Current Assets
Other current assets	[1]							77
Expiration of Tax Attributes [Member] | Reorganization Adjustments [Member]
Current Assets
Other current assets	[5]							8
Current Liabilities
Other current liabilities	[5]							(13)
Expiration of Tax Attributes [Member] | Fresh Start Adjustments [Member]
Current Assets
Other current assets	[15]							(42)
Current Liabilities
Other current liabilities	[16]							(14)
Expiration of Tax Attributes [Member] | Successor [Member]
Current Assets
Other current assets								42
Write Off of Unamortized Debt Issuance Costs [Member] | Reorganization Adjustments [Member]
Current Assets
Other current assets	[19]							(1)
Includes Cash Collateralization for Letters of Credit [Member] | Predecessor [Member]
Current Assets
Other long-term assets	[1]							202
Includes Cash Collateralization for Letters of Credit [Member] | Reorganization Adjustments [Member]
Current Assets
Other long-term assets	[20]							15
Includes Cash Collateralization for Letters of Credit [Member] | Fresh Start Adjustments [Member]
Current Assets
Other long-term assets	[21]							(26)
Includes Cash Collateralization for Letters of Credit [Member] | Successor [Member]
Current Assets
Other long-term assets								184
Debt Issuance Costs [Member] | Reorganization Adjustments [Member]
Current Assets
Other long-term assets	[22]							8
Debt Issuance Costs [Member] | Fresh Start Adjustments [Member]
Current Assets
Other long-term assets	[23]							(8)
Write Off of Deferred Debt Issuance Costs [Member] | Reorganization Adjustments [Member]
Current Assets
Other long-term assets	[24]							(8)
Write Off of Deferred Debt Issuance Costs [Member] | Fresh Start Adjustments [Member]
Current Assets
Other long-term assets	[16]							1
Claims Expected to be Satisfied in Cash Reclassified From Liabilities Subject to Compromise [Member] | Predecessor [Member]
Current Liabilities
Accounts payable, trade	[1]							317
Claims Expected to be Satisfied in Cash Reclassified From Liabilities Subject to Compromise [Member] | Reorganization Adjustments [Member]
Current Liabilities
Accounts payable, trade	[25]							6
Other current liabilities	[26]							38
Claims Expected to be Satisfied in Cash Reclassified From Liabilities Subject to Compromise [Member] | Successor [Member]
Current Liabilities
Accounts payable, trade								339
Accrued Expenses Related to the Emergence Credit Facilities [Member] | Reorganization Adjustments [Member]
Current Liabilities
Accounts payable, trade	[27]							3
Success Fees Accrued Upon Emergence [Member] | Reorganization Adjustments [Member]
Current Liabilities
Accounts payable, trade	[28]							13
Repayment of All Term Loans From Junior DIP Credit Agreement [Member] | Predecessor [Member]
Current Liabilities
Short-term borrowings and current portion of long-term debt	[1]							681
Repayment of All Term Loans From Junior DIP Credit Agreement [Member] | Reorganization Adjustments [Member]
Current Liabilities
Short-term borrowings and current portion of long-term debt	[29]							(641)
Repayment of All Term Loans From Junior DIP Credit Agreement [Member] | Successor [Member]
Current Liabilities
Short-term borrowings and current portion of long-term debt								44
Principal Short Term Borrowings of Emergence Credit Facility [Member] | Reorganization Adjustments [Member]
Current Liabilities
Short-term borrowings and current portion of long-term debt	[30]							4
Accrued and Unpaid Interest Related to the Repayment of Debt [Member] | Predecessor [Member]
Current Liabilities
Other current liabilities	[1]							600
Accrued and Unpaid Interest Related to the Repayment of Debt [Member] | Reorganization Adjustments [Member]
Current Liabilities
Other current liabilities	[31]							(17)
Accrued and Unpaid Interest Related to the Repayment of Debt [Member] | Fresh Start Adjustments [Member]
Current Liabilities
Other current liabilities	[32]							(8)
Accrued and Unpaid Interest Related to the Repayment of Debt [Member] | Successor [Member]
Current Liabilities
Other current liabilities								586
Repayment of All Loans Outstanding Under the 9.75% Senior Secured Notes [Member] | Predecessor [Member]
Current Liabilities
Long-term debt, net of current portion	[1]							370
Repayment of All Loans Outstanding Under the 9.75% Senior Secured Notes [Member] | Reorganization Adjustments [Member]
Current Liabilities
Long-term debt, net of current portion	[33]							(370)
Repayment of All Loans Outstanding Under the 9.75% Senior Secured Notes [Member] | Fresh Start Adjustments [Member]
Current Liabilities
Long-term debt, net of current portion	[34]							11
Repayment of All Loans Outstanding Under the 9.75% Senior Secured Notes [Member] | Successor [Member]
Current Liabilities
Long-term debt, net of current portion								676
Proceeds From Issuance of Term Loans Under Emergence Credit Facility [Member] | Reorganization Adjustments [Member]
Current Liabilities
Long-term debt, net of current portion	[35]							665
Decrease in Net Deferred Tax Assets Associated With Fresh Start Accounting [Member] | Fresh Start Adjustments [Member]
Current Liabilities
Other long-term liabilities	[36]							$ (53)

[1]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.
[2]	(1)Cash and cash equivalents, end of period includes $546 million of cash reported in the Statement of Financial Position and $1 million of cash reported in Current assets held for sale. There is no cash reported in Current assets held for sale at the beginning or end of any other period.
[3]	Reflects the net cash payments recorded as of the Effective Date from implementation of the Plan:
[4]	Reflects the funding of $80 million to the professional fee escrow account for professional fees accrued at emergence and $18 million related to the EBP Settlement Agreement. Refer to Note 24, “Emergence from Voluntary Reorganization under Chapter 11 Proceedings” for additional information regarding the EBP Settlement Agreement.
[5]	Reflects the expiration of tax attributes, which was fully offset by a corresponding decrease in Kodak’s U.S. valuation allowance, as a result of the Debtors’ emergence from chapter 11 bankruptcy proceedings. Refer to Note 14, “Income Taxes” for additional information.
[6]	Refer to explanation #18 for the determination of fair value for equity issued to unsecured creditors.
[7]	The net gain on reorganization adjustments has been included in Reorganization items, net in the Consolidated Statement of Operations.
[8]	Reflects the cancellation of Predecessor Company equity to retained earnings.
[9]	Reflects the issuance of 34 million shares of common stock at a per share price of $11.94 in connection with the Rights Offering, 6 million shares of common stock issued to the holders of general unsecured and retiree committee unsecured claims valued at $14.11 per share, 1.7 million shares of common stock valued at $14.11 per share issued to the Backstop Parties in connection with the Backstop Commitment Agreement, 0.1 million shares of common stock issued under Kodak’s 2013 Omnibus Incentive Plan on the Effective Date, and issuance of warrants valued at $24 million.
[10]	An adjustment of $67 million was recorded to increase the net book value of inventories to their estimated fair value, which was determined as follows:Fair value of finished goods inventory were determined based on the estimated selling price less costs to sell, including disposal and holding period costs, and a reasonable profit margin on the selling and disposal effort.Fair value of work-in-process was determined based on the estimated selling price once completed less total costs to complete the manufacturing effort, costs to sell, including disposal and holding period costs, and a reasonable profit on the remaining manufacturing, selling and disposal effort.Fair value of raw materials was determined based on current replacement costs.
[11]	Represents fair value adjustment to the assets and liabilities of the Company’s Personalized Imaging and Document Imaging businesses in delayed close countries.
[12]	An adjustment of $220 million was recorded to increase the net book value of property, plant and equipment to estimated fair value. Fair value was determined as follows:The market, sales comparison or trended cost approach was utilized for land, buildings and building improvements. This approach relies upon recent sales, offerings of similar assets or a specific inflationary adjustment to original purchase price to arrive at a probable selling price.The cost approach was utilized for machinery and equipment. This approach considers the amount required to construct or purchase a new asset of equal utility at current prices, with adjustments in value for physical deterioration, and functional and economic obsolescence. Physical deterioration is an adjustment made in the cost approach to reflect the real operating age of an asset with regard to wear and tear, decay and deterioration that is not prevented by maintenance. Functional obsolescence is the loss in value or usefulness of an asset caused by inefficiencies or inadequacies of the asset, as compared to a more efficient or less costly replacement asset with newer technology. Economic obsolescence is the loss in value or usefulness of an asset due to factors external to the asset, such as the economics of the industry, reduced demand, increased competition or similar factors.The following table summarizes the components of property, plant and equipment, net as of August 31, 2013, and the fair value at September 1, 2013:
[13]	This adjustment eliminated the Predecessor goodwill balance of $56 million and records Successor goodwill of $88 million, which represents the reorganizational value of assets in excess of amounts allocated to identified tangible and intangible assets, as follows:
[14]	The net adjustment of $192 million reflects the write-off of existing intangibles of $43 million and an adjustment of $235 million to record the fair value of intangibles, determined as follows:a.Trade names of $54 million were valued using the income approach, specifically the relief from royalty method based on the following significant assumptions: i.Forecasted revenues attributable to the trade names ranging from September 1, 2013 to December 31, 2023, including a terminal year with growth rates ranging from 0% to 3%; ii.Royalty rates ranging from .5% to 1% of expected net sales determined with regard to comparable market transactions and profitability analysis; iii.Discount rates ranging from 27% to 32%, which were based on the after-tax weighted-average cost of capital; and iv.Kodak anticipates using its trade name for an indefinite period.b.Technology based intangibles of $131 million were valued using the income approach, specifically the relief from royalty method based on the following significant assumptions: i.Forecasted revenues attributable to the respective technologies for the period ranging from September 1, 2013 to December 31, 2025; ii.Royalty rates ranging from 1% to 16% determined with regard to comparable market transactions and cash flows of the respective technologies; iii.Discount rates ranging from 29% to 34%, based on the after-tax weighted-average cost of capital; and iv.Economic lives ranging from 4 to 12 years.c.Customer related intangibles of $39 million were valued using the income approach, specifically the multi-period excess earnings approach based on the following significant assumptions: i.Forecasted revenues and profit margins attributable to the current customer base for the period ranging from September 1, 2013 to December 31, 2024; ii.Attrition rates ranging from 2.5% to 20%; iii.Discount rates ranging from 29% to 38%, based on the after-tax weighted-average cost of capital; and iv.Economic lives ranging from 3 to 10 years.d.In-process research and development of $9 million was determined using the income approach, specifically the multi-period excess earnings method based on the following significant assumptions: i.Forecasted revenues attributable to the respective research and development projects for the period of September 1, 2013 to December 31, 2019; ii.Discount rate of 40% based on the after-tax weighted-average cost of capital adjusted for perceived risks inherent in the individual assets; and iii.Economic life of 6 years.e.In addition, the Company recorded the fair value of other intangibles of $2 million primarily related to favorable contracts and leasehold improvements that were favorable relative to available market terms.
[15]	Represents the net decrease in tax assets and tax liabilities associated with adjustments for fresh start accounting.
[16]	Represents the revaluation of pension and other postretirement obligations. Refer to Note 16, “Retirement plans “and Note 17, ”Other postretirement benefits” for additional information.
[17]	Reflects the cumulative impact of fresh start adjustments as discussed above and the elimination of the Predecessor Company’s accumulated other comprehensive loss.
[18]	Reflects the increase in fair value of the 34 million shares of common stock issued in connection with the Rights Offering from $11.94 to $14.11 per share.
[19]	Represents the write-off of unamortized debt issuance costs of $1 million related to the Junior DIP Credit Agreement upon repayment in full of all outstanding term loans on the Effective Date. This amount has been included in Reorganization items, net in the Consolidated Statement of Operations.
[20]	Represents the funding of $15 million in cash collateralization for letters of credit under the ABL Credit Facility.
[21]	Represents the write-off of deferred costs under various licensing transactions now being reflected in intangible assets.
[22]	Represents $8 million of debt issuance costs incurred related to the Emergence Credit Facilities.
[23]	Represents the write-off of unamortized debt issuance costs related to the Emergence Credit Facilities.
[24]	Represents the write-off of $5 million of deferred debt issuance costs upon repayment in full of all loans outstanding under the 9.75% senior secured notes due 2018 and 10.625% senior secured notes due 2019 and the write-off of $3 million of deferred equity issuance costs. These amounts have been included in Reorganization items, net in the Consolidated Statement of Operations.
[25]	Represents $6 million in claims expected to be satisfied in cash that were reclassified from Liabilities subject to compromise.
[26]	Represents $29 million in claims expected to be settled in cash and $9 million of liabilities that have been retained by Kodak in accordance with the Plan that have been reclassified from Liabilities subject to compromise.
[27]	Represents $3 million of accrued expenses related to the Emergence Credit Facilities that have been deferred and recorded as part of Other Current assets.
[28]	Represents $13 million in success fees accrued upon emergence that have been included in Reorganization items, net in the Consolidated Statement of Operations.
[29]	On the Effective Date, the Company repaid in full all term loans outstanding under the Junior DIP Credit Agreement for an aggregate remaining principal amount of approximately $644 million offset by $3 million of unamortized debt discount that was written off upon repayment of the debt and is included in Reorganization items, net in the Consolidated Statement of Operations.
[30]	Represents $4 million of principal amount recorded as short-term borrowings pursuant to the terms of the Emergence Credit Facility.
[31]	On the Effective Date, the Company paid $7 million of accrued and unpaid interest related to the repayment of debt and $10 million in administrative claims that was included within Other current liabilities.
[32]	Represents the revaluation of deferred revenues to the fair value of Kodak’s related future performance obligations.
[33]	On the Effective Date, the Company repaid in full all loans outstanding under the 9.75% senior secured notes due 2018 and 10.625% senior secured notes due 2019 for an aggregate principal amount of approximately $375 million offset by $5 million of unamortized debt discount that was written off upon repayment of the debt and is included in Reorganization items, net in the Consolidated Statement of Operations.
[34]	Represents the write-off of unamortized debt discounts related to the Emergence Credit Facilities based on the fair value of debt.
[35]	Upon issuance of the Term Loans under the Emergence Credit Facility, the Company received net proceeds of approximately $669 million, of which $4 million of the principal amount of the loans is recorded as short-term borrowings pursuant to the terms of the Emergence Credit Facility.
[36]	Represents $38 million decrease in capitalized lease obligations determined based on market rents, $19 million decrease related to the remeasurement of employee benefit obligations offset by net $4 million increase in fair value adjustment related to asset retirement obligations and other miscellaneous liabilities.